Unaudited Interim Financial Statements	6 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
UNAUDITED INTERIM FINANCIAL STATEMENTS
NOTE 3:-	UNAUDITED INTERIM FINANCIAL STATEMENTS

The accompanying condensed consolidated balance sheet as of June 30, 2021, the condensed consolidated statements of comprehensive loss and the condensed consolidated statements of cash flows for the six months ended June 30, 2021 and 2020, as well as the condensed consolidated statement of changes in shareholders’ equity for the six months ended June 30, 2021, are unaudited.

These unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In management’s opinion, the unaudited condensed consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2021, as well as its results of operations and cash flows for the six months ended June 30, 2021 and 2020. The results of operations for the six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021.